Subsequent Events - Schedule of New Bank Borrowings (Details) - 12 months ended Sep. 30, 2025	USD ($)	CNY (¥)
Debt Instrument [Line Items]
Borrowings Amount	$ 4,259,727	¥ 30,325,000
China Zheshang Bank Co., ltd [Member]
Debt Instrument [Line Items]
Borrowings Amount	$ 280,938	2,000,000
Issuance Date	Oct. 17, 2025
Expiration Date	Oct. 16, 2026
Interest	1.55%
China Zheshang Bank Co., ltd [Member]
Debt Instrument [Line Items]
Borrowings Amount	$ 421,408	3,000,000
Issuance Date	Dec. 19, 2025
Expiration Date	Dec. 18, 2026
Interest	1.55%
Zhejiang Commercial Bank Co.,Ltd. [Member]
Debt Instrument [Line Items]
Borrowings Amount	$ 645,456	4,595,000
Issuance Date	Oct. 22, 2025
Expiration Date	Jul. 17, 2032
Interest	3.00%
Zhejiang Commercial Bank Co.,Ltd. [Member]
Debt Instrument [Line Items]
Borrowings Amount	$ 1,161,680	8,270,000
Issuance Date	Nov. 18, 2025
Expiration Date	Jul. 17, 2032
Interest	3.00%
Zhejiang Commercial Bank Co.,Ltd. [Member]
Debt Instrument [Line Items]
Borrowings Amount	$ 303,413	2,160,000
Issuance Date	Nov. 28, 2025
Expiration Date	Jul. 17, 2032
Interest	3.00%
Zhejiang Commercial Bank Co.,Ltd. [Member]
Debt Instrument [Line Items]
Borrowings Amount	$ 1,446,832	¥ 10,300,000
Issuance Date	Dec. 05, 2025
Expiration Date	Jul. 17, 2032
Interest	3.00%